Working capital - Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of trade and other receivables [line items]
Trade receivables	$ 2,789	$ 2,674
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	2,789	2,674
Interest receivable	19	31
VAT recoverable and other prepaid taxes	242	227
Other receivables	283	240
Prepayments	133	274
Accrued income	38	41
Trade and other receivables	3,504	3,487
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	17	17
Other receivables	18	14
Prepayments	3	7
Accrued income	0	0
Trade and other receivables	$ 38	$ 38